SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2021
List Of Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES	SIGNIFICANT ACCOUNTING POLICIES
Basis of consolidation

The above-mentioned new standards, amendments and interpretations are not expected to have a significant impact on the consolidated financial statements.

a)    Subsidiary companies
Subsidiaries are all the entities controlled by the Group. Control exists where the Group is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. The existence and effect of potential voting rights that are currently exercisable or convertible are considered when assessing whether the Group controls another entity.

The Group also assesses the existence of control when it does not hold more than 50% of the voting rights but is able to govern the financial and operating policies by virtue of de-facto control. De-facto control may arise in circumstances where the size of the Group’s voting rights relative to the size and dispersion of other shareholders participation, give to the Group the power to govern the financial and operating policies of an entity. Subsidiaries are fully consolidated from the date on which control is transferred to the Group. They are de-consolidated from the date that control ceases.

b)    Business combinations
The Group accounts for business combinations using the acquisition method when control is transferred to the Group. The consideration transferred for the acquisition of a subsidiary is the fair value of the assets transferred, the liabilities assumed and the equity interests issued by the Group. Acquisition-related costs are expensed in the consolidated statement of profit or (loss) and other comprehensive (loss)/income as incurred.

If the business combination is achieved in stages, the fair value at the acquisition date of the interest previously held by the Group is valued again at fair value at the acquisition date through consolidated statement of profit or (loss).

Any contingent consideration to be transferred by the Group is recognized at fair value at the acquisition date. Subsequent changes to the fair value of the contingent consideration that is considered as an asset or liability is recognized in accordance with IFRS 9 either in the consolidated statement of profit or (loss) or as a change to the consolidated statement of other comprehensive (loss)/income. Contingent consideration classified as equity is not remeasured and its subsequent settlement is recognized in equity.

Goodwill is measured as the excess of the sum of the consideration transferred and the fair value of the amount of any non-controlling interests in the acquiree, over the net of the acquisition-date amounts of the identifiable assets acquired and the liabilities assumed. If the consideration price is lower than the fair value of the net assets of subsidiaries acquired, the excess is recognized in consolidated statement of profit or (loss) and other comprehensive (loss)/income.

Business combinations involving entities under common control are recognized as follows: all assets and liabilities are recorded at book value and the difference between the cost of investment and net equity of the entity acquired is recorded as an equity transaction in the statement of changes in equity.
A list of the subsidiary companies of the Group are:

The Group	Country of registration	Participation in share capital		Principal activity and status
		2021	2020
		%	%
Arrival Ltd	UK	100	100	R&D
Arrival Robotics Ltd (previously named TRA Robotics Ltd)	UK	100	100	R&D

The Group	Country of registration	Participation in share capital		Principal activity and status
		2021	2020
		%	%
Arrival R Ltd (previously named Roborace Ltd)	UK	100	100	R&D
Arrival Jet Ltd	UK	100	100	R&D
Roborace Ltd	UK	100	100	R&D
Arrival Automotive UK Ltd	UK	100	100	Manufacturing
Arrival Solutions UK Ltd	UK	100	100	Services
Arrival Mobility Ltd	UK	100	100	Services
Arrival Vault UK Ltd	UK	100	100	Services
Arrival Elements B.V.	NL	100	100	Distributor
Arrival USA Inc (previously named Roborace Inc)	US	100	100	R&D
Arrival Automotive USA Inc	US	100	100	Manufacturing
Arrival Vault Inc (previously named ARSNL Merger Sub Inc)	US	100	—	Holding
Roborace Inc	US	100	100	R&D
Arrival Solutions USA Inc	US	100	100	Services
Arrival Automotive PTE Ltd	SGP	100	100	Acquisition and holding of participating interests
Arrival RUS LLC (previously named Arrival Software LLC)	RUS	100	100	R&D
Arrival Robotics LLC (previously named TRA Robotics LLC)	RUS	—	100	Disposed – July 5, 2021
Arrival Germany GmbH	GER	100	100	R&D
Arrival Automotive Germany GmbH	GER	100	100	Manufacturing
Arrival Solutions Germany GmbH (previously named Cybernation Germany GmbH)	GER	100	100	Services
Arrival Israel Ltd	IL	100	100	R&D
Arrival LT UAB	LT	100	100	R&D
Arrival (previously named Arrival Group S.A.)	LUX	—	100	Holding
Arrival Luxembourg S.à r.l	LUX	100	—	Holding
Arrival Automotive ES S.L.	ES	100	—	Manufacturing
Arrival Lab ES S.L.	ES	100	—	R&D
Arrival Automotive (Mauritius) Ltd	MUR	100	—	Manufacturing
Arrival International	MUR	100	—	Share service centre
Arrival Automotive EV Parts Procurement (Shanghai)	CNY	100	—	Manufacturing
Arrival Elements AU Pty Ltd	AUD	100	—	Distributor
Arrival Automotive AU Pty Ltd	AUD	100	—	Manufacturing
Arrival Automotive India Private Ltd	INR	100	—	Manufacturing
Arrival India Private Ltd	INR	100	—	R&D
Arrival Elements MX	MNX	100	—	Distributor
c)Transactions eliminated at consolidation
Intercompany balances and any recognized gains and losses or income and expenses arising from intercompany transactions are eliminated during the preparation of the consolidated financial statements. Unrealized gains arising from transactions with associate companies are eliminated to the extent of the Group’s interest in the net assets of the associate company. Unrealized losses are eliminated in the same way, but only to the extent that there is no evidence for impairment.

Foreign currencies

1.Foreign currency transactions
Transactions in foreign currencies are initially translated to the functional currency using the exchange rate of the day of the transaction. Monetary assets and liabilities denominated in foreign currencies are translated to the functional currency of the Company at the exchange rate at the reporting date. Non-monetary assets and liabilities that are measured at fair value in a foreign currency are translated into the functional currency at the exchange rate when the fair value was determined. Non-monetary items that are measured based on historical cost in a foreign currency are translated at the exchange rate at the date of the transaction. Foreign currency differences are generally recognized in consolidated statement of profit or (loss) and other comprehensive (loss)/income.

2.Foreign operations
The assets and liabilities of foreign operations, including goodwill and fair value adjustments arising on acquisition, are translated into US Dollar at the exchange rates at the reporting date. The income and expenses of foreign operations are translated into US Dollar at the average rate of the year. Foreign currency differences are recognized in Other Comprehensive Income (“OCI”) and accumulated in the translation reserve, except to the extent that the translation difference is allocated to Non-Controlling Interest (“NCI”).

When a foreign operation is disposed of in its entirety or partially such control, significant influence or joint control is lost, the cumulative amount in the translation reserve related to that foreign operation is reclassified to consolidated statement of profit or (loss) and other comprehensive (loss)/income. as part of the gain or loss on disposal. If the Group disposes of part of its interest in a subsidiary but retains control, then the relevant proportion of the cumulative amount is reattributed to NCI. When the Group disposes of only part of an associate or joint venture while retaining significant influence or joint control, the relevant proportion of the cumulative amount is reclassified to consolidated statement of profit or (loss) and other comprehensive (loss)/income.

Foreign exchange gains and losses are presented on a net basis in the consolidated financial statements.

The rates applied to convert the foreign operations into USD are presented in note 4.

If the settlement of a monetary item receivable from or payable to a foreign operation is neither planned nor likely to occur in the foreseeable future, the foreign currency differences arising from such items form part of the net investment in the foreign operation. Accordingly, such differences are recognized in OCI and accumulated in the translation reserve.

Property, plant and equipment

Each class of property, plant and equipment is carried at historical cost less, where applicable, any accumulated depreciation and impairment. Historical cost includes expenditures that are directly attributable to the acquisition of the items.
The depreciation rates for property, plant and equipment are as follows:

	Depreciation method	Depreciation Rate
Plant and machinery	Straight line	20%
Factory equipment	Straight line	10%
Furniture & Fittings	Straight line	20%
Computer equipment	Straight line	33%
Motor vehicles	Straight line	20%

At the end of each annual reporting period, the depreciation method, useful life and residual value of each asset is reviewed. Any revisions are accounted for prospectively as a change in estimate. When an asset is disposed, the gain or loss is calculated by comparing proceeds received with its carrying amount and is taken to consolidated statement of profit or (loss).

Assets that have been acquired but are not ready for use as intended by management are not depreciated. Leasehold improvements under construction are also not depreciated. Leasehold improvements that are available for use are depreciated over the shorter of their useful economic life and the duration of the lease.

The right-of-use assets for leases is depreciated over the shorter of their useful economic life and the duration of the lease.

Depreciation is presented in administration expenses. Depreciation of assets used in the development of products is capitalized (see note 20C).

Intangible fixed assets and goodwill

Intangible fixed assets are valued at their purchase price and consist of directly attributable costs of development of integrated technology and prototypes for the vehicles including costs incurred towards the testing of the vehicle, less accumulated amortization and accumulated impairment losses. Where factors, such as technological advancement or changes in market price, indicate that the residual value or useful life have changed, the residual value, useful life or amortization rate are amended prospectively to reflect the new circumstances. The assets are reviewed for impairment if the above factors indicate that the asset may be impaired.

Expenditure on research activities is recognized in the consolidated statement of profit or (loss) as an expense as incurred.

Intangible assets under development involve design for, construction or testing of the production of a new or substantially improved products or processes. The expenditure recognized includes the cost of materials, direct labor, directly attributable overheads and borrowing costs.

Development costs are capitalized when the criteria of IAS 38 are met. To meet the recognition criteria of IAS 38, the Group has to demonstrate the following : (1) the technical feasibility of completing the intangible asset so that it will be available for use or sale; (2) the intention to complete the intangible asset and use or sell it; (3) the ability to use or sell the intangible asset; (4) how the intangible asset will generate probable future economic benefits; (5) the availability of adequate technical, financial and other resources to complete the development and to use or sell the intangible asset; and (6) the ability to measure reliably the expenditure attributable to the intangible asset during its development. Other development expenditures that do not meet the criteria of capitalization of IAS 38 are recognized in the consolidated statement of profit or (loss) as an expense as incurred.

There will be no amortization until the asset is completed. Capitalized development expenditures are stated at cost less accumulated impairment losses.
Intangible assets are amortized as follows:

	Amortization method	Amortization Rate
Trademarks and Patents	Straight line	3-10 years
Software	Straight line	33.33% or over the period which any licenses cover

The amortization of intangible assets is presented in administration expenses. Goodwill is P1Y amortized.

In a business combination, goodwill represents the excess of the consideration paid over the fair value of the net identifiable assets, liabilities and contingent liabilities of the entity acquired.

Goodwill is stated at cost, less accumulated impairment losses.

Goodwill and intangible impairment testing is performed annually or more frequently if events or changes in circumstances indicate possible impairment. The carrying amount of goodwill and intangibles are compared with the recoverable amount which is the higher of the value in use and the fair value less cost to sell.

Borrowing costs

Borrowing costs are interest and other costs that an entity incurs in connection with the borrowing of funds and such costs are generally expensed as incurred. If such borrowing costs are directly attributable to the acquisition, construction or production of a qualifying asset, which are assets that necessarily take a substantial period of time to get ready for their intended use or sale, the borrowing cost form part of the cost of that asset and are capitalized as part of the respective asset`s acquisition or production cost. When funds are borrowed for general purpose but used to obtain a qualifying asset, the Company determines the amount of borrowing costs eligible for capitalization by applying a capitalization rate to the expenditures on that asset. The capitalization rate is the weighted average of the borrowing costs applicable to all borrowings that were outstanding during the period.

Trade and other receivables

Trade and other receivables without significant financing components are initially measured at the transaction price. Other receivables which have significant financing components, are initially measured at fair value plus transaction costs that are directly attributable to the acquisition or issue.

The amount of ECL allowance for trade and other receivables represents the difference between the carrying amount and the recoverable amount, which is equal to the present value of the estimated cash flow.

Amounts receivable in more than one year are presented in non-current assets and they are measured at amortized cost.

Financial Assets

The Group classifies its financial assets as assets measured at amortized cost. Financial assets measured at amortized cost are held under the business model that is aimed at collecting contractual cash flows. The cash flows of the financial assets relate solely to payments of the principal and interest on the principal amount.
Financial assets recognized at amortized cost are initially measured at fair value less costs that are directly attributable to the acquisition or issue of the financial asset. Subsequently they are adjusted to the payments received and the cumulative amortization of any difference between the original amount and the amount repayable at maturity, using the effective interest method over the term of the financial asset. Interest income from these financial assets is included in finance income. When there is a difference between the fair value and the amount of the transaction at initial recognition, this difference is recognized in finance income or expenses in the consolidated statement of profit or (loss).
Measurement of fair value

The Group has an established control framework with respect to the measurement of fair values. This includes a valuation team that has overall responsibility for overseeing all significant fair value measurements, including Level 3 fair values, and reports directly to the Chief Financial Officer.

The valuation team regularly reviews significant unobservable inputs and valuation adjustments. If third party information, such as broker quotes or pricing services, is used to measure fair values, then the valuation team assesses the evidence obtained from the third parties to support the conclusion that these valuations meet the requirements of the Standards, including the level in the fair value hierarchy in which the valuations should be classified. Significant valuation issues are reported to the those charged with Governance.

When measuring the fair value of an asset or a liability, the Group uses observable market data as far as possible. Fair values are categorised into different levels in a fair value hierarchy based on the inputs used in the valuation techniques as follows:
•Level 1: quoted prices (unadjusted) in active markets for identical assets or liabilities.
•Level 2: inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices).
•Level 3: inputs for the assets or liabilities that are not based on observable market data (unobservable inputs).

If the inputs used to measure the fair value of an asset or a liability fall into different levels of the fair value hierarchy, then the fair value measurement is categorised in its entirety in the same level of the fair value hierarchy as the lowest level input that is significant to the entire measurement.

Inventories

Inventories are measured at the lower of cost and net realizable value. Cost of inventory is determined using the first-in first-out basis and is net of any rebates and discounts received. Net realizable value is the estimated selling price in the ordinary course of business less the estimated costs of completion and the estimated costs to make the sale. At the reporting date inventory is written down through an obsolescence provision if necessary. When such provision is recognized it is presented as expense in the consolidated statement of profit or (loss).

Cash and cash equivalents and Cash flow statement

Cash and cash equivalents, for the purpose of preparing the statement of cash flows, comprise cash in hand and at banks and short-term deposits expiring not more than three months after the acquisition date. Long term deposits are presented on the Balance Sheet as trade and other receivables, as these deposits are not liquid investments. For the purposes of preparing the statement of cash flows, transactions occurred within such long-term deposits appear within cash flows used in operations.

Impairment of non-financial assets

The carrying amount of the Group’s assets are reviewed at each reporting date to determine whether there is any indication of impairment in the value of the assets. If such indication exists, the asset’s recoverable amount is estimated. The recoverable amount of an asset is determined as the higher of its net selling price in an arm’s length transaction and the present value of the estimated future cash flows from the continued use of the asset and its sale at the end of its useful life. When the recoverable amount of an asset is lower than its carrying amount, the difference is recognized as an expense in the Consolidated statement of profit or (loss) of the year.

The recoverable amount is the higher of its fair value less costs of disposal and its value in use. Arrival determines the recoverable amount as fair value less costs of disposal and compares this with the carrying amount of the respective cash generating unit or the respective asset. The fair value less costs of disposal is measured by discounting future cash flows using a risk-adjusted discount rate. Future cash flows are estimated on the basis of our business plan, adjusted for certain market assumptions which have a detailed planning horizon of seven years. Periods not included in the detailed planning horizon are taken into account by determining their residual value. If the carrying amount exceeds the recoverable amount an impairment loss is recognized. The calculation of the value in use and the fair value less costs of disposal is most sensitive to changes in the following assumptions: (1) Expected future cash flows (2) The risk-adjusted discount rate (3) The terminal growth rate.

At each reporting date an assessment is made to determine whether there is any indication that impairment losses recognized in earlier periods no longer exist. In this case a reversal of the previously recognized impairment loss is recognized but only up to a maximum of the amortized historical cost in the current period. Impairment losses on goodwill are not reversed.

Impairment of financial assets

IFRS 9 requires that a valuation allowance for expected credit losses (“expected loss model”) is recognized for all financial assets measured at amortized cost or at fair value through other comprehensive income.

The valuation allowance for the expected credit losses (“ECL”) is recognized upon initial recognition of the financial assets, and at each reporting date the valuation allowance for the ECL is reassessed and adjusted if a material change has occurred. In this case the instruments updated future fair value is discounted using its effective interest rate which was determined at the instruments initial recognition. The difference between the loans previous carrying amount and its updated present value is recognized through profit or loss.

The Group considers a wide range of information when assessing credit risk and measuring expected credit losses, including past events and current conditions, but also reasonable and supportable forecasts that affect the expected collectability of the future cash flows of the instrument. Based on the instruments expected credit quality, it must be differentiated between the following three conditions.

Stage 1 financial assets are those which credit quality has not deteriorated significantly since initial recognition or that have a low credit risk. Stage 2 financial assets are those that have deteriorated significantly in credit quality since initial recognition and whose credit risk is not low. Stage 3 covers financial assets for which objective evidence of impairment are present at the reporting date. For all assets within the first category (Stage 1) “12-month expected credit losses” are recognized. For all assets within the second category we recognize “lifetime expected credit losses”. Measurement of the expected credit losses is determined by a probability-weighted estimate of credit losses over the expected life of the financial instrument.

Instruments within the scope of these requirements include loans that were granted to some employees in connection with Arrival`s Restricted Share Plan (RSP). For estimating the expected credit loss for such loans, the standard requires usage of forward-looking estimates which are subjective in nature. We have obtained the valuation inputs and determined the fair value and the expected credit losses for the RSP loans with the help of a professional third-party valuation expert. More information about such loans (RSP loans) can be found in the section “Trade and other receivables”.

Share capital

Ordinary shares and preferred A shares are classified as equity. Incremental costs directly attributable to the issue of ordinary shares and share options which vest immediately are recognized as a deduction from equity, net of any tax effects.

Share premium is the difference between the fair value of the consideration receivable for the issue of shares and the nominal value of the shares.

Treasury Shares are ordinary outstanding shares that are held by the issuing company. When such ordinary shares are subsequently reissued any consideration received is included in equity attributable to the owners of the Company.
Trade and other payables

Trade and other payables are initially recognized at their fair value and subsequently measured at amortized cost.
Trade and other payables are classified as current liabilities unless the Group has the right, unconditionally, to postpone the repayment of the liabilities for at least twelve months after the reporting date.

Interest income and expense

Interest income and expense are recognized within `finance income’ and `finance expense’ in Consolidated statement of profit or (loss) using the effective interest rate method.

The effective interest method is a method of calculating the amortized cost of a financial asset or financial liability and of allocating the interest income or interest expense over the relevant period. The effective interest rate is the rate that exactly discounts estimated future cash payments or receipts throughout the expected life of the financial instrument, or a shorter period where appropriate, to the net carrying amount of the financial asset or financial liability.

When calculating the effective interest rate, the Group estimates cash flows considering all contractual terms of the financial instrument (for example, prepayment options) but does not consider future credit losses. The calculation includes all paid or received between parties to the contract that are an integral part of the effective interest rate, transaction costs and all other premiums or discounts.

Government grants

The Group recognizes an unconditional government grant relating to development in the consolidated statement of profit or (loss) by deducting the grant from the related expense when the grant becomes receivable. Government grants which become receivable and relate directly to capital expenditure are credited to fixed assets (assets under construction). The Group considers that a grant becomes receivable when it is reasonably certain that the amount will be received.

Leases

1.Definition of a lease

The Group assesses whether a contract is or contains a lease based on the definition of a lease under IFRS 16. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. To assess whether a contract conveys the right to control the use of an identified asset, the Group uses the definition of a lease in IFRS 16.

2.Leased assets

At commencement or on modification of a contract that contains a lease component, the Group allocates the consideration in the contract to each lease component on the basis of its relative prices. However, for the leases of property the Group has elected not to separate non‐lease components and account for the lease and non‐lease components as a single lease component.

The Group recognizes a right‐of‐use asset and a lease liability at the lease commencement date. The right‐of‐use asset is initially measured at cost, which comprises the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred and an estimate of costs to dismantle and remove the underlying asset or to restore the underlying asset or the site on which it is located, less any lease incentives received.

The right‐of‐use asset is subsequently depreciated using the straight‐line method from the commencement date to the end of the lease term, unless the lease transfers ownership of the underlying asset to the Group by the end of the lease term or the cost of the right‐of‐use asset reflects that the Group will exercise a purchase option.
In that case, the right‐of‐use asset will be depreciated over the useful life of the underlying asset, which is determined on the same basis as those of property and equipment. In addition, the right‐of‐use asset is periodically reduced by impairment losses, if any, and adjusted for certain remeasurements of the lease liability.

The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted at the discount rate implicit in the lease if that rate can be readily determined, otherwise the lease’s incremental borrowing rate is used. The Group in 2019 determined its incremental borrowing rate by obtaining interest rates from various external financing sources and made certain adjustments to reflect the terms of the lease and type of the asset leased. For 2020 and 2021, in the absence of external borrowing and Group’s credit risk, the Group has calculated its incremental borrowing rate based on property yields adjusted for economic environment and duration of the leases.
Lease payments included in the measurement of the lease liability comprise the following:
•fixed payments, including in-substance fixed payments, less any lease incentives receivable; and
•amounts expected to be payable under a residual value guarantee.

The lease liability is measured at amortized cost using the effective interest method. It is remeasured when there is a change in future lease payments arising from a change in an index or rate, if there is a change in the Group’s estimate of the amount expected to be payable under a residual value guarantee, if the Group changes its assessment of whether it will exercise a purchase, extension or termination option or if there is a revised in-substance fixed lease payment.

When the lease liability is remeasured in this way, a corresponding adjustment is made to the carrying amount of the right‐of‐use asset or is recorded in the Consolidated statement of profit or (loss) if the carrying amount of the right‐of‐use asset has been reduced to zero.

3.Short-term leases and leases of low-value assets

The Group has elected not to recognize right-of-use assets and lease liabilities for leases of low-value assets and short-term leases. The Group recognizes the lease payments associated with these leases as an expense on a straight-line basis over the lease term.

Share-based payments

Share-based compensation benefits are provided to employees via the Arrival Share Option Plan (“SOP”), Restricted Stock Unit (“RSU”) and Arrival Restricted Share Plan (“RSP”). Share-based payment arrangements in which the Company receives goods or services as consideration for its own equity instruments are accounted for as equity-settled share-based payment transactions.

The grant date fair value of share-based payments awards granted to employees is recognized as an employee expense or it is capitalized as part of the development cost, with a corresponding increase in equity, over the vesting period. For awards that are vested on grant date, the services received are recognized in full, with a corresponding increase in equity. The fair value of the awards granted is measured using an option valuation model, taking into account the terms and conditions upon which the awards were granted. The amount recognized as an expense is adjusted to reflect the revised estimated number of awards for which the related service and non-market vesting conditions are expected to be met, such that the amount ultimately recognized is based on the number of awards that do meet the related service and non-market performance conditions at the vesting date.

For share-based payment awards with non-vesting and market conditions, the grant date fair value of the share-based payment is measured to reflect such conditions and there is no true-up for differences between expected and actual outcomes.
Derivative financial instruments

Derivative financial instruments are measured at fair value on the basis of published market prices if such are available for the respective instrument. If there is no quoted price on an active market, other appropriate valuation methods are applied. Appropriate valuation methods take all factors into account that independent, knowledgeable market participants would consider in arriving at a price and that constitute recognized, established economic models for calculating the price of financial instruments.

If the Arrival group enters into a hedging relationship and if all the requirements for hedge accounting would be satisfied, the derivatives for hedging would be classified as “derivative financial instruments as an effective part of a hedging relationship”. As of December 31, 2021, none of the Group entities had entered into any derivative financial instrument to hedge market risks.

Derivatives that do not meet the criteria for hedge accounting are presented in the category “at fair value through profit or loss”. Changes in fair value are then recognized directly in the Consolidated statement of profit or (loss). Arrival entered into derivative transactions through the issuance of warrants and through the issuance of convertible notes which include embedded derivatives. The derivatives, the warrants and the embedded derivative, are accounted for at fair value through profit and loss. All such instruments are further described below in the sections “Convertible notes”, “Use of estimates and judgements”, “Loans and Borrowings”, “Warrants”, and “Financial Instruments – Fair Values”.

Convertible notes

Upon initial recognition of convertible notes, the Company determines whether the convertible notes consist of liability and equity components, or if both components represent liabilities. Convertible notes which provide conversion into a variable number of shares are classified as hybrid financial instruments and the conversion option is separated from the host contract and accounted for as an embedded derivative. The conversion rate and price of the convertible notes that were issued on November 23, 2021, are subject to adjustment for certain contractually labelled “dilutive events” like issuance of share dividends on ordinary shares, issuance of certain rights or warrants, subdivisions, combinations, distributions of capital shares, indebtedness, or assets, cash dividends and certain issuer tender or exchange offers. As such features constitute a conversion into a variable number of shares, the Company separately accounted for the conversion feature as a derivative liability recorded at fair value and marked-to-market at each reporting date with the changes in the fair value reported in finance income or finance cost affecting profit or loss and total comprehensive income. The host contract is accounted for at amortized historical cost using the effective interest rate method. Upon settlement, Arrival may choose to pay or deliver, either cash (“cash settlement”), ordinary shares (“physical settlement”) or a combination of cash and ordinary shares (“combination settlement”).

Taxation

Tax on the profit or loss for the year comprises current and deferred tax. Tax is recognized in the income statement except to the extent that it relates to items recognized directly in equity, in which case it is recognized in equity. The income tax expense or income for the period is the tax payable on the current period’s taxable income based on the applicable income tax rate for each jurisdiction adjusted by changes in deferred taxes and liabilities attributable to temporary differences and to unused tax losses. Current tax is calculated on the basis of the tax laws enacted or substantively enacted at the end of the reporting period in the countries where the Group’s subsidiaries operate and generate taxable income.

Deferred tax is provided on temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. The following temporary differences are not provided for: the initial recognition of goodwill; the initial recognition of assets or liabilities that affect neither accounting nor taxable profit other than in a business combination, and differences relating to investments in subsidiaries to the extent that they will probably not reverse in the foreseeable future. The amount of deferred tax provided is based on the expected manner of realization or settlement of the carrying amount of assets and liabilities, using tax rates enacted or substantively enacted at the balance sheet date.

A deferred tax asset is recognized only if it is probable that future taxable amounts will be available to utilize those temporary differences and losses. Deferred tax assets and liabilities are offset when there is a legally enforceable right to offset current tax assets and liabilities and when the deferred tax balances relate to the same taxing authority.

R&D Tax Credits

UK registered entities in the Group are eligible to apply for a credit from the UK tax authorities calculated based on the cost of specific qualifying research and development activities in the period (“R&D Tax Credits”). The calculation of these tax credits, and the approval of them by the tax authorities, is uncertain, as it requires the approval from the UK authorities that all conditions are met. Research and Development Expenditure Credit (“RDEC”) and Small and Medium Enterprise credits (“SME credit”) are recognized as tax receivable when it is reasonably certain that the amount will be received from Her Majesty’s Revenue and Customs (“HMRC”).

Events after the reporting date

Assets and liabilities are adjusted for events which occurred in the period between the reporting date and the date the financial statements are approved by the Board when such events provide evidence of conditions that existed at the end of the reporting period.

Use of estimates and judgements

The preparation of consolidated financial statements in accordance with IFRS as issued by the International Accounting Standards Board (IASB) requires from Management the exercise of judgment, to make estimates and assumptions that influence the application of accounting principles and the related amounts of assets and liabilities, income and expenses.

The estimates and underlying assumptions are based on historical experience and various other factors that are deemed to be reasonable based on knowledge available at that time. Actual results may deviate from such estimates. A higher degree of judgement has been applied to:

Impairment testing

In addition to evaluating assets when a trigger for impairment occurs, Arrival performs annual impairment testing for its CGUs with in progress R&D assets. As described in note 6 and 7 of the consolidated financial statements, the Company has fully impaired two of its cash generating units. in respect of Charging stations and Roborace at year end for a total impairment expense of USD 20,511,493.

The Group has tested its Automotive Cash generating unit for impairment as at December 31, 2021. Automotive cash generating unit (‘AUTO CGU’) consists of intangible assets of USD 414,674,000 and tangible assets of USD 271,607,000. Management have performed a fair value less cost to sell model for the purpose of performing an annual impairment assessment of the Auto CGU.

Considering there is only one remaining CGU as at the balance sheet date i.e AUTO CGU, in accordance with IFRS 13 management used a valuation technique based on the quoted market price for the Company’s equity shares to determine best estimate of the fair value less cost to disposal of the CGU. Management has compared the fair value less cost of disposal with the carrying value of the Auto CGU and noted that based on this evaluation no impairment was considered necessary. The market capitalization as at December 31, 2021 was USD 4,724,871,702 the equivalent of EUR 4,175,354,528.

In addition management has identified two leases that are not expected to generate future cash inflows and thus these have also been impaired. Further information on the impairment of non-financial assets is included in notes 6 and 7.
Capitalized assets in the course of construction

Management uses judgement to determine when a project has reached the development phase, to ascertain the technical feasibility of the projects, ability to use or sell the asset and reliably measuring the cost capitalized in accordance with the criteria for capitalization for development expenditure per IAS 38 as listed in the accounting policy above. Management estimates the cost to completion and probable future cash flows that will flow in order to determine if the project is economically viable. If the conditions are met and it is believed that there is a market for the product under development, then all directly attributable costs relating to the project are capitalized.

Share based payments

In determining the value of the SOP 2020 (see note 23), management used the following assumption: a) participants that will resign before 1 year of service or before the milestone dates are achieved: 4.3% and 13.75% respectively. The estimation was performed based on latest available information on the staff turnover of the Group, and b) the date that milestones will be achieved.

As of December 31,2021, Management reassessed the dates the production rate and the contribution milestones based on the latest business plan and concluded that these will be achieved in October 2023 and November 2024 respectively. The impact of the new estimate is included in note 23.

Reasonably possible changes at the reporting date to one of the relevant assumptions, holding other assumptions constant, would have affected the share based payments by the amounts shown below:

	December 31, 2021
in thousands of USD	Increase	Decrease
Resign before the milestone dates (1% movement)	(177)	180
Milestones be achieved (6 months earlier or 6 months later)	(1,344)	1,898

Employee loans

Participants in the RSP have received interest bearing and interest free loans, all provided on a full recourse basis. For the determination of fair value at initial recognition of loans granted to employees, employees of Kinetik and ex-employees (together referred to as “Wider Group Employees”), at the date of the loan issuance management has initially used the following assumptions: 1) Redemption of loans: loans repayable in October 2021 will be repaid at the maturity of the loans. Loans with maturity in October 2030, it was estimated that these loans will be repaid in Q3 2022. 2) Risk free rate: The zero-coupon German government bond with a maturity commensurate to the expected terms has been used. 3) Volatility of RSU price: Same assumptions have been used as per share-based payments (see note: 23). 4) Initial savings at loan issue: OECD data for the United Kingdom, Germany and the USA regarding average household financial assets, average proportion of household financial assets that are cash or deposits and average wages as well as average loan value for the borrowers as a percentage of their salary have been used. 5) Annual increase in savings: management has also used the OECD data on average wages, average disposable income, average savings as a percentage of disposable income and scaled up for the average loan value for the borrowers as a percentage of their salary.

As described in Note 9, as of September 30, 2021, Arrival has signed new loan agreements with the RSP participants that were expiring in October 2021, in order to re-finance these loans of the employees.

As of December 31, 2021 the share price of the of Group has significantly decreased and this reduction has continued in 2022. As a result of the share price reduction, management has reassessed the expected redemption date of all loans. Arrival has signed new loan agreements on April 8, 2022 which extended the maturity of the loans maturing in October 2022 to October 2027. Whilst the extension of the loan in 2022 is not an adjusting subsequent event for the purpose of calculating the value at amortized cost, Arrival has considered this in evaluating recoverability of the loan using expected credit loss model under IFRS 9. It is now assumed that with a probability of 20% the loans will be redeemed at the end of 2023, with a probability of 20% at the end of 2024, with a probability of 30% at the end of 2025, and with a probability of 30% their redemption is expected to occur at the end of 2026. For the one year loans extended the Company recorded an impairment of USD 13,117,000 and post the impairment charge the fair value of these loans equals to the amortized cost less expected credit loss. The fair value and the carrying value of the loans maturing in October 2027 loans amounts to USD 20,582,787.

For the 10 year loans, the fair value of the loans, as of December 31, 2021, was estimated using the Black-Scholes-Merton option pricing methodology (“BSMOPM”). Weighted by the probability of the before mentioned expected redemption dates, we conclude, based on the result of the BSMOPM, that the fair value for these loans amounts to USD 2,347,153.

To determine the amortized cost less ECL of the loans management has used the following assumptions: 1) Redemption of loans: loans will be repaid at the maturity. 2) Risk free rate: The zero-coupon German government bond with a maturity commensurate to the expected terms has been used. 3) Volatility of share price: 102%. 4) Initial savings at loan issue: OECD data for the United Kingdom, Germany and the USA regarding average household financial assets, average proportion of household financial assets that are cash or deposits and average wages as well as average loan value for the borrowers as a percentage of their salary have been used. 5) Annual increase in savings: management has also used the OECD data on average wages, average disposable income, average savings as a percentage of disposable income and scaled up for the average loan value for the borrowers as a percentage of their salary. The OECD data used in the valuation model are as of 2019 and 2020. The same assumption were used for determining the fair value of the 10 year loans as of December 31, 2021.

Changes in the estimate of one or more of those inputs can result in a significantly higher or lower ECL. It is also expected that there are interrelationships present between the unobservable inputs used in the fair value measurement. This means that if one of the input factors changes it would be likely that this would influence the other input factors as well. The expected redemption date, the expected share price volatility, and the expected savings rate are considered as the most significant unobservable inputs used in the fair value measurement of the employee loans.

The base scenario considers a weighted average expected share price volatility of 106%, a weighted average expected term of the loans until redemption of 3.56 years, and a weighted average savings rate of 29% of the total loan value for the loans expected to mature in 2027 and of 55% for the loans maturing in 2030.

The following table displays the sensitivity of the employee loans amortized cost less ECL to a change in the expected share price volatility:

in thousands of USD		Amortized cost of loans less ECL maturing in
Expected volatility	Change	2027	2030
Base case	(20)%	23,699	2,560
Base case	(10)%	22,075	2,450
Base case	—%	20,583	2,347
Base case	10%	19,224	2,252
Base case	20%	17,999	2,167

The following table displays the sensitivity of the employee loans amortized cost less ECL to a change in the expected redemption date:

in thousands of USD	Change	Amortized cost less ECL of loans maturing in
Expected term	in years	2027	2030
Base case	-0.5	22,135	2,434
Base case	-0.25	21,020	2,367
Base case	0	20,583	2,347
Base case	+0.25	20,410	2,347
Base case	+0.5	20,416	2,358

The following table displays the sensitivity of the employee loans amortized cost less ECL to a change in the employee’s expected cumulative savings at redemption:

in thousands of USD	Change	Amortized cost less ECL of loans maturing in
Cumulative savings	in years	2027	2030
Base case	-0.5	17,584	2,103
Base case	-0.25	19,093	2,226
Base case	0	20,583	2,347
Base case	+0.25	22,053	2,365
Base case	+0.5	23,501	2,580

Embedded derivatives

For the valuation of the derivative liability that is embedded in the convertible notes the Company used the Monte Carlo Simulation option pricing methodology (”MCSOPM”). The unobservable inputs are the risk-free rate, the expected share price volatility, the expected exercise period, and the conversion rate. The risk-free rate is based on the market yield on US government debt with a maturity commensurate to the expected term of the conversion option. The expected share price volatility was estimated based on the average historical volatility observed across selected comparable quoted companies, calculated based on weekly price movement over a period in line with the expected term of the conversion options. For the expected exercise period it was assumed that the exercise will take place at the earliest opportunity as this would be economically most beneficial for Arrival, i.e. as soon as the conversion threshold is met during Arrival`s redemption window, which lies between December 6, 2024, and December 1, 2026.

For the development of the above inputs management has engaged a professional third-party service provider. Changes in the estimate of one or more of those inputs can result in a significantly higher or lower fair value measurement. It is also expected that there are interrelationships present between the unobservable inputs used in the fair value measurement. This means that if one of the input factors changes it would be likely that this would influence the other input factors as well. The expected exercise period and the expected share price volatility are considered as the most significant unobservable inputs used in the fair value measurement of the embedded derivatives. It can be assumed that a change in the expected share price volatility influences the exercise period reflecting an interrelationship between these two unobservable inputs.

The base scenario considers an expected share price volatility of 101% and assumes that Arrival redeems early, resulting in a fair value of the derivative liability of USD 118,600,000 as of December 31, 2021. The following table displays the impact on the derivatives fair value in percent of the base value if one or more of the unobservable inputs are changed.

		Expected volatility
		81%	91%	101%	111%	121%
Exercise profile	Holder exercises early	50.4%	54.5%	58.2%	61.6%	64.9%
	Arrival redeems early	80.6%	93.3%	100.0%	107.7%	115.0%
	Exercise at maturity	93.3%	104.6%	114.8%	123.8%	131.7%

The above sensitivity results are derived from 50,000 simulations of the MCSOPM for each pair of inputs. The exercise profiles reflect the following assumptions:

•Holder exercises early: the holder exercises the conversion rights at the earliest opportunity after March 31, 2022, when the conversion threshold is met.
•Arrival exercises early: Arrival serves a redemption notice at the earliest opportunity after December 1, 2024, when the conversion threshold is met, triggering exercise by the holders.
•Maturity: The conversion rights are exercised immediately after Arrival serves a redemption notice at maturity on December 1, 2026, regardless of whether earlier exercise or redemption is possible.

Based on the above sensitivity analysis a reduction of the expected volatility e.g., to 81% of the currently assumed volatility while keeping the exercise profile unchanged would result in a fair value of the embedded derivative liability amounting to 80.6% of its fair value as obtained in the base scenario so that the fair value of the embedded derivative liability would be reduced from currently USD 118,600,000 to USD 95,591,600. If the assumed volatility would increase to 121%, the fair value of the embedded derivative liability would consequently increase to USD 136,390,000.

Warrants

Arrival issued public and private warrants which are convertible into ordinary shares. All public and some of the private warrants were redeemed in 2021 so that only private warrants are outstanding as of December 31, 2021. The conversion of such warrants into ordinary shares is set out in the consolidated statement of changes in equity and the cash paid for the redemption of the warrants is disclosed in the consolidated statement of cash flows. As of December 31, 2021, no public warrants were outstanding and the fair value of the private warrants is not material to the consolidated financial statements. However fair value of the private warrants was a critical estimate for the calculation of the listing expense on the date of the business combination.

Arrival accounts for all warrants at fair value though profit or loss and changes in the fair value are recognized within finance income. The public warrants were listed and freely tradable under the ticker “ARVLW” so that their fair value could be derived directly from observable market prices. The fair value of the private warrants is estimated using a Monte Carlo Simulation option pricing methodology (“MCSOPM”). The MCSOPM estimates the value of the private warrants by simulating the future price path of the underlying Arrival shares as a random walk moving with a lognormal distribution between each pricing date. The value of the private warrants is calculated for each simulated price path based on the timing and payoff from exercise of the redemption price. The simulation is repeated numerous times and the average present value of the payoff to the private warrants in all simulations is calculated. An estimate of the fair value of the private warrants is obtained by applying appropriate discounts for lack of marketability (“DLOM”) to the average present value of the payoff.

The most significant inputs used for the MCSOPM are the risk-free rate, the expected average term until exercise, the expected share price volatility over the warrants term to maturity, and the DLOM. The DLOM reflects the fact that the private warrants are not themselves marketable, a feature which makes a private warrant less valuable than an otherwise identical publicly traded warrant. We have estimated the DLOM with reference to the results of the models proposed by Finnerty and Ghaidarov which are consistent with market practice. This valuation methodology follows similar principles than the MCSOPM and utilises the same inputs, i.e. the expected term until exercise and the expected share price volatility over the warrants term to maturity. This ensures that consistent input factors were adopted for both models, the MCSOPM and the DLOM.

All valuation inputs for the private warrants were obtained and the corresponding fair value calculation was performed with the help of an independent third-party valuation expert. The terms of such warrants and a more detailed explanation of the transactions that occurred throughout the year are described in note 16 and some additional disclosures can be found in the notes 13, 14, and in note 22 to the consolidated financial statements. Management has analyzed the requirements of IAS 32 to determine the classification of the Warrants. IAS 32 states that a contract that will be settled for a fixed number of own shares in exchange for a fixed amount of cash is an equity instrument. However, there are several features of the Warrants that break the fix to fix requirement and thus management decided that classifying them as financial liability is the appropriate classification as per IFRS requirements.

Listing expense

Management has computed the listing expense in accordance with IFRS 2. Accounting of reverse merger is a complex accounting topic, wherein, management had to determine the listing expense to the recognized in the income statement based on the fair value of the shared issued net off the net assets acquired and fair value of the warrants issued. Please refer to note 22 for key estimates and judgements used for determination of listing expense.

Functional currency

Management considers change in functional currency as a critical judgement. The details of the factors considered in the change in the functional currency are included note 2 ( functional and presentation currency).

Changes in significant accounting policies

Prior to January 1, 2020, government grants which become receivable and relate to a capital expenditure were recorded to a deferred income account and released to the consolidated statement of profit or (loss) and other comprehensive (loss)/income over the expected useful lives of the relevant assets.

As of January 1, 2020, the Group started recognizing government grants which become receivable and relate to capital expenditure as a reduction of fixed assets. Management decided to implement this change in accounting policy, in 2020, as several of the assets under development may have indefinite useful economic life and such as the deferred income recognized on the balance sheet would not be released. It is considered by changing the accounting policy that this will give a better view of the financial position of the Group. The change of this accounting policy did not have a material impact on the financial statements of the periods prior to January 1,2020.